Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (5,320)	$ (7,236)
Income and expenses not involving cash flows:
Depreciation	175	348
Capital loss (gain) on sale of property and equipment	1	(79)
(Income) loss on short-term bank deposits	(1,131)	166
Loss (gain) on assets and liabilities classified as held for sale	29	(66)
Non-cash operating lease expenses	134	181
Share-based compensation	588	771
Changes in operating assets and liability items:
Decrease in prepaid expenses and other receivables	153	1,792
Decrease in accounts payable trade	(269)	(524)
Decrease in accrued expenses and other liabilities	(89)	(1,453)
Operating lease liabilities	(93)	(207)
Net cash used in operating activities	(5,822)	(6,307)
Cash flows from investing activities
Purchase of property and equipment	(39)	(59)
Proceeds from sale of property and equipment	1	171
Proceeds from sale of assets as held for sale	579	54
Investment in short-term interest-bearing bank deposits	(16,881)	(18,774)
Release of short-term interest-bearing bank deposits	20,582	22,912
Net cash provided by investing activities	4,242	4,304
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	197	4,943
Net cash provided by financing activities	197	4,943
(Decrease) increase in cash and cash equivalents	(1,383)	2,940
Cash and cash equivalents - beginning of period	3,731	1,226
Cash and cash equivalents - end of period	2,348	4,166
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest	$ 720	$ 906